VistaShares Artificial Intelligence Supercycle ETF

Schedule of Investments

February 28, 2026 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Industrial Products - 13.9%
Advanced Energy Industries, Inc.	9,783	$3,282,881
GE Vernova, Inc.	8,762	7,654,483
Legrand SA	32,450	5,894,532
Vertiv Holdings Co. - Class A	38,237	9,746,229
		26,578,125

Industrial Services - 0.8%
Munters Group AB	74,282	1,560,131

Software & Tech Services - 4.3%
Commvault Systems, Inc.(a)	27,171	2,311,709
CrowdStrike Holdings, Inc. - Class A(a)	1,540	572,849
Kehua Data Co. Ltd. - Class A	173,819	1,588,424
Nutanix, Inc. - Class A(a)	52,502	2,009,777
Palo Alto Networks, Inc.(a)	8,400	1,250,928
Zscaler, Inc.(a)	3,114	457,727
		8,191,414

Tech Hardware & Semiconductors - 77.8%(b)
Advanced Micro Devices, Inc.(a)	29,127	5,831,517
AP Memory Technology Corp.	80,190	1,113,786
Arista Networks, Inc.(a)	27,888	3,723,048
ARM Holdings PLC, ADR(a)	19,389	2,471,128
Astera Labs, Inc.(a)	16,865	2,004,068
Asustek Computer, Inc.	155,463	2,649,909
Celestica, Inc.(a)	3,927	1,090,640
Cisco Systems, Inc.	16,161	1,284,153
Coherent Corp.(a)	7,945	2,057,199
Corning, Inc.	34,472	5,183,899
Credo Technology Group Holding Ltd.(a)	10,810	1,213,639
Everpure, Inc. - Class A(a)	12,796	821,759
Extreme Networks, Inc.(a)	207,520	2,901,129
Foxconn Industrial Internet Co. Ltd. - Class A	849,798	6,904,291
GlobalFoundries, Inc.(a)	110,779	5,267,541
GSI Technology, Inc.(a)	142,487	1,162,694
Hewlett Packard Enterprise Co.	33,144	711,602
Hygon Information Technology Co. Ltd. - Class A(a)	49,811	1,897,057
IEIT Systems Co. Ltd. - Class A	230,180	2,144,770
Intel Corp.(a)	173,380	7,907,862
King Yuan Electronics Co. Ltd.(a)	75,474	790,747
Marvell Technology, Inc.	51,269	4,188,164
Micron Technology, Inc.	27,992	11,543,061

Montage Technology Co. Ltd. - Class A	116,243	$2,773,100
MPI Corp.(a)	7,642	721,082
Nanya Technology Corp.(a)	291,416	2,665,703
Navitas Semiconductor Corp.(a)	404,605	3,641,445
Nokia Oyj	163,668	1,252,979
NVIDIA Corp.	38,235	6,774,860
Penguin Solutions, Inc.(a)	46,765	971,777
Quanta Computer, Inc.	146,139	1,364,888
Sandisk Corp.(a)	3,632	2,307,627
Seagate Technology Holdings PLC	9,790	3,992,753
Silicon Motion Technology Corp., ADR	43,718	5,649,677
SK Hynix, Inc.	25,943	19,134,879
Super Micro Computer, Inc.(a)	42,607	1,380,041
Taiwan Semiconductor Co. Ltd.	300,451	596,840
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	24,122	9,035,619
TD SYNNEX Corp.	8,750	1,372,087
Tower Semiconductor Ltd.(a)	5,816	734,385
Transcend Information, Inc.	166,358	1,119,323
Vicor Corp.(a)	34,375	6,923,125
Western Digital Corp.	9,137	2,555,619
		149,831,472

Telecommunications - 2.5%
NextDC Ltd.(a)	473,318	4,681,875

TOTAL COMMON STOCKS (Cost $148,500,991)		190,843,017

SHORT TERM INVESTMENTS - 0.7%	Shares	Value
Money Market Funds - 0.7%
First American Government Obligations Fund - Class X, 3.60%(c)	1,388,142	1,388,142

TOTAL SHORT TERM INVESTMENTS (Cost $1,388,142)		1,388,142

TOTAL INVESTMENTS - 100.4% (Cost $149,889,133)		$192,231,159
Liabilities in Excess of Other Assets - (0.4)%		(765,174)
TOTAL NET ASSETS - 100.0%		$191,465,985

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

PLC	Public Limited Company

(a)	Non-income producing security.

(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of February 28, 2026.